CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash	$ 87,199	$ 105,997
Bank deposits	99,869	128,311
Cash and cash equivalents	$ 187,068	$ 234,308	$ 217,500	$ 367,717